Stockholders' Deficit, Option Plans, and Employee Benefit Plan (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Deficit, Option Plans, and Employee Benefit Plan [Abstract]
Restricted Stock Activities
A summary of restricted stock activities for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
	(number of shares)
Outstanding at beginning of year	4,920,000	4,975,000	--
Granted	--	--	5,005,000
Forfeited	(15,000)	(55,000)	(30,000)
Outstanding at end of year	4,905,000	4,920,000	4,975,000